Prepaid expenses and other current assets (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Subsidy receivables	$ 0	0	551,509
VAT recoverable	5,805	36,881	439,332
Advances to suppliers	36,807	233,835	341,621
Staff advances	1,496,304	9,506,022	1,550,623
Interest receivable	43,157	274,178	3,311
Rental deposits and prepayments	659,185	4,187,801	2,779,234
Others	875,123	5,559,649	6,917,838
Prepaid expenses and other current assets	$ 3,116,381	19,798,366	12,583,468